DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
SCHEDULE OF DERIVATIVE LIABILITIES

	2023	2022
	$	$
Derivative liabilities, beginning of period	759,065	352,402
Derivative liabilities recognized pursuant to issuance of Series B preferred shares (Note 9)	642,417	—
Change in fair value of derivatives during period	(142,830)	442,309
Reduction due to preferred shares converted	(119,359)	(53,036)
Derivative liabilities, end of period	1,139,293	741,675

	Fiscal Year 2023 $	Fiscal Year 2022 $
Derivative liabilities, beginning of year	352,402	410,042
New issuance	-	17,084
Change in fair value of derivatives during the Year	459,699	398,111
Reduction due to preferred shares redeemed	(53,036)	(472,835)
Derivative liabilities, end of year	759,065	352,402

SCHEDULE OF DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The lattice methodology was used to value the derivative components, using the following assumptions during the nine months ended December 31, 2023 and 2022:

	2023	2022
Dividend yield (%)	12	12
Risk-free rate for term (%)	4.7 – 13.7	2.1 – 4.4
Volatility (%)	71.9 – 119.1	85.4 – 102
Remaining terms (Years)	0.25 – 2.01	1 – 3.01
Stock price ($ per share)	0.64 – 3.82	0.45 – 10.62

The lattice methodology was used to value the derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2023	2022
Dividend yield (%)	12	12
Risk-free rate for term (%)	1.90 – 4.40	1.63 - 1.71
Volatility (%)	82.2 – 108.2	101.7 - 110.5
Remaining terms (Years)	0.5 – 1.12	3.17 - 4.00
Stock price ($ per share)	0.45 – 1.77	2.27 - 3.98

Convertible Debt [Member]
Debt Instrument [Line Items]
SCHEDULE OF DERIVATIVE LIABILITIES

	2023	2022
	$	$

Balance beginning of period – March 31	1,008,216	520,747
New Issuance	1,224,933	—
Conversion to common shares	(39,089)	(192,794)
Change in fair value of derivative liabilities	386,845	27,662
End of derivative treatment	(1,652,572)	(17,979)
Convertible note modification	—	(53,402)
Balance end of period – December 31	928,333	351,719

	Fiscal Year 2023 $	Fiscal Year 2022 $

Balance beginning of year	520,747	3,633,856
New Issuance	685,417
Conversion to common shares	(192,794)	(3,398,557)
Change in fair value of derivative liabilities	24,174	285,448
Convertible note modification	14,082	—
Convertible note redemption	(43,410)	—
Balance end of year	1,008,216	520,747

SCHEDULE OF DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components during the six months ended December 31, 2023 and 2022, using the following assumptions:

	2023	2022
Risk-free rate for term (%)	4.2 – 5.3	4.4 – 4.4
Volatility (%)	76.2 – 126.6	94 – 102
Remaining terms (Years)	0.25 – 1.49	1 – 1
Stock price ($ per share)	0.46 – 3.04	0.45 – 0.45

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2023	2022
Risk-free rate for term (%)	4.10 – 4.70	0.40 - 1.37
Volatility (%)	92.2 – 94.5	66.1 - 80.3
Remaining terms (Years)	1.34 – 1.59	0.12 - 0.29
Stock price ($ per share)	0.46 – 0.78	2.27 - 3.98